3. COMMITMENTS AND CONTINGENCIES	1 Months Ended
Aug. 15, 2014
Commitments and Contingencies Disclosure [Abstract]
3. COMMITMENTS AND CONTINGENCIES

NOTE 3 COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.